Cover	Jul. 13, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2023
Entity File Number	1-2256
Entity Registrant Name	Exxon Mobil Corporation
Entity Central Index Key	0000034088
Entity Tax Identification Number	13-5409005
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	22777 Springwoods Village Parkway
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389-1425
City Area Code	972
Local Phone Number	940-6000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
0.142% Notes due 2024
Title of 12(b) Security	0.142% Notes due 2024
Trading Symbol	XOM24B
Security Exchange Name	NYSE
0.524% Notes due 2028
Title of 12(b) Security	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
0.835% Notes due 2032
Title of 12(b) Security	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
1.408% Notes due 2039
Title of 12(b) Security	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE